Transactions with Related Parties - Charter Revenues (Table) (Details)	6 Months Ended
Jun. 30, 2013
M/T Agisilaos
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	08/2011
Termination or earliest expected redelivery	09/2012
Gross daily hire rate	$13.5
Net daily hire rate	$13.3
M/T Agisilaos
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	09/2012
Termination or earliest expected redelivery	08/2013
Gross daily hire rate	$13.5
Net daily hire rate	$13.3
M/T Axios
Related Party Transaction [Line Items]
Time charter (TC) in years	1TC
Commencement of charter	06/2012
Termination or earliest expected redelivery	06/2013
Gross daily hire rate	$14.0
Net daily hire rate	$13.8
M/T Axios
Related Party Transaction [Line Items]
Time charter (TC) in years	1TC
Commencement of charter	06/2013
Termination or earliest expected redelivery	05/2014
Gross daily hire rate	$14.8
Net daily hire rate	$14.6
M/T Arionas
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	10/2011
Termination or earliest expected redelivery	11/2012
Gross daily hire rate	$13.8
Net daily hire rate	$13.6
M/T Arionas
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	11/2012
Termination or earliest expected redelivery	10/2013
Gross daily hire rate	$13.8
Net daily hire rate	$13.6
M/T Alkiviadis
Related Party Transaction [Line Items]
Time charter (TC) in years	2 TC
Commencement of charter	06/2010
Termination or earliest expected redelivery	06/2012
Gross daily hire rate	$13.0
Net daily hire rate	$12.8
M/T Alkiviadis
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	07/2012
Termination or earliest expected redelivery	06/2013
Gross daily hire rate	$13.4
Net daily hire rate	$13.2
M/T Amore Mio II
Related Party Transaction [Line Items]
Time charter (TC) in years	0.9 to 1.2 TC
Commencement of charter	12/2011
Termination or earliest expected redelivery	03/2012
Gross daily hire rate	$18.3
Net daily hire rate	$18.0
M/T Avax
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	05/2011
Termination or earliest expected redelivery	05/2012
Gross daily hire rate	$14.0
Net daily hire rate	$13.8
M/T Avax
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	05/2012
Termination or earliest expected redelivery	05/2013
Gross daily hire rate	$14.0
Net daily hire rate	$13.8
M/T Avax
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	05/2013
Termination or earliest expected redelivery	04/2014
Gross daily hire rate	$14.8
Net daily hire rate	$14.6
M/T Akeraios
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	07/2011
Termination or earliest expected redelivery	07/2012
Gross daily hire rate	$14.0
Net daily hire rate	$13.8
M/T Akeraios
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	07/2012
Termination or earliest expected redelivery	07/2013
Gross daily hire rate	$14.0
Net daily hire rate	$13.8
M/T Apostolos
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	09/2012
Termination or earliest expected redelivery	08/2013
Gross daily hire rate	$14.0
Net daily hire rate	$13.8
M/T Agamemnon
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	03/2013
Termination or earliest expected redelivery	02/2014
Gross daily hire rate	$14.5
Net daily hire rate	$14.5
M/T Miltiadis M II
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	03/2012
Termination or earliest expected redelivery	09/2012
Gross daily hire rate	$18.3
Net daily hire rate	$18.0
M/T Alexander The Great
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	11/2011
Termination or earliest expected redelivery	12/2012
Gross daily hire rate	$28.0
Net daily hire rate	$27.7
M/T Amoureux
Related Party Transaction [Line Items]
Time charter (TC) in years	1+1+1 TC
Commencement of charter	10/2011
Termination or earliest expected redelivery	11/2013
Gross daily hire rate	$20.0+$24.0+$28.0
Net daily hire rate	$19.8+$23.7+$27.7
M/T Aias
Related Party Transaction [Line Items]
Time charter (TC) in years	1+1+1 TC
Commencement of charter	11/2011
Termination or earliest expected redelivery	11/2013
Gross daily hire rate	$20.0+$24.0+$28.0
Net daily hire rate	$19.8+$23.7+$27.7
M/T Achilleas
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	01/2012
Termination or earliest expected redelivery	12/2012
Gross daily hire rate	$28.0
Net daily hire rate	$27.7